Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

21      Revenue

Revenue is comprised of the following:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Sales of goods	81,340	81,164	44,179
Commissions	14,394	25,011	34,642
Fulfillment	14,980	26,855	32,409
Value added services	14,553	20,492	19,059
Marketing and Advertising	2,262	6,089	7,709
Other revenue	1,529	797	1,625
Revenue	129,058	160,408	139,623

No single customer amounted for more than 5% of Group revenues (2019: none, 2018: none).

The disaggregation of the Group’s revenue from contracts with customers by region is disclosed in the Note 2 v) Segments.